Consolidated Statement of Changes in Equity $ in Thousands	USD ($)	Initial Public Offering USD ($)	Private Placement USD ($)	Greenshoe Offering USD ($)	Share Capital USD ($) shares	Share Capital Initial Public Offering USD ($) shares	Share Capital Private Placement USD ($) shares	Share Capital Greenshoe Offering USD ($) shares	Share Premium USD ($)	Share Premium Initial Public Offering USD ($)	Share Premium Private Placement USD ($)	Share Premium Greenshoe Offering USD ($)	Other Reserves USD ($)	Accumulated Deficit USD ($)
Balance, beginning of the year at Dec. 31, 2018	$ 54,818				$ 1,912				$ 117,502				$ (47)	$ (64,549)
Balance, beginning of the year, shares at Dec. 31, 2018 | shares					37,625,260
Loss for the year	(33,791)													(33,791)
Other comprehensive loss	(1,251)												(1,251)
Total comprehensive loss for the year	(35,042)												(1,251)	(33,791)
Share-based compensation	717												717
Transactions with owners
Share options exercised	1,760				$ 35				1,725
Share options exercised, shares | shares					694,500
Balance, end of the year at Dec. 31, 2019	22,253				$ 1,947				119,227				(581)	(98,340)
Balance, end of the year, shares at Dec. 31, 2019 | shares					38,319,760
Loss for the year	(39,339)													(39,339)
Other comprehensive loss	7,522												7,522
Total comprehensive loss for the year	(31,817)												7,522	(39,339)
Share-based compensation	1,359												1,359
Transactions with owners
Share options exercised	1,072				$ 17				1,055
Share options exercised, shares | shares					319,000
Issue of share capital, net of transaction costs	107,643				$ 496				107,147
Issue of share capital, net of transaction costs, shares | shares					9,316,940
Balance, end of the year at Dec. 31, 2020	100,510				$ 2,460				227,429				8,300	(137,679)
Balance, end of the year, shares at Dec. 31, 2020 | shares					47,955,700
Loss for the year	(73,675)													(73,675)
Other comprehensive loss	(4,275)												(4,275)
Total comprehensive loss for the year	(77,950)												(4,275)	(73,675)
Share-based compensation	8,514												8,514
Transactions with owners
Share options exercised	4,527				$ 69				4,458
Share options exercised, shares | shares					1,271,300
Issue of share capital, net of transaction costs		$ 211,663	$ 19,648	$ 8,488		$ 710	$ 61	$ 28		$ 210,953	$ 19,587	$ 8,460
Issue of share capital, net of transaction costs, shares | shares						13,000,000	1,111,111	519,493
Balance, end of the year at Dec. 31, 2021	$ 275,400				$ 3,328				$ 470,887				$ 12,539	$ (211,354)
Balance, end of the year, shares at Dec. 31, 2021 | shares					63,857,604